INCOME TAXES	12 Months Ended
Dec. 31, 2024
INCOME TAXES
INCOME TAXES

17.INCOME TAXES

Income taxes recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Income are as follows:

in € thousand	2024	2023	2022
Current income tax (expense) / income	(372)	(1,044)	(2,908)
thereof prior years	(356)	168	(6)
Deferred income tax (expense) / income	1,864	(1,735)	4,832
thereof from temporary differences	5,008	(1,853)	12,693
thereof from tax loss carryforwards	(3,144)	118	(7,861)
Total income tax (expense) / income	1,492	(2,778)	1,924

SCHMID’s total German income tax rate, which also is SCHMID’s applicable income tax rate, remains unchanged at 29.125% (2023: 29.125%, 2022: 29.125%). This income tax rate comprises a corporate income tax rate of 15%, a solidarity surcharge of 0.825% and a trade tax rate of 13.3%. At non-German SCHMID companies, the respective country-specific income tax rates were used for the calculation of current and deferred taxes.

The following table presents the reconciliation of expected income taxes and reported effective income taxes. Expected income taxes were determined by multiplying consolidated profit before tax by SCHMID’s applicable income tax rate:

in € thousand	2024	2023	2022
Income (loss) before income taxes	(85,596)	40,732	1,667
Applicable income tax rate	29.125%	29.125%	29.125%
Expected income tax (expense) / income	24,930	(11,863)	(485)
Tax rate differences	48	891	911
Non-deductible expenses	(105)	(79)	(573)
Tax-free income	1,064	1,263	495
Trade tax deductions	1	(116)	(269)
Trade tax additions	(29)	—	—
Tax effects from prior years	(10)	488	642
Tax effects from withholding tax	(1)	(166)	(370)
Tax effects from capital gains tax	(14)	—	—
Permanent differences	(19,398)	2,912	(8)
Loss utilization of previously not recognized tax loss carryforwards	(410)	—	1,152
Change in valuation allowance from temporary differences and tax loss carryforwards	(4,032)	3,598	927
Non-recognition or utilization of unrecognized interest carryforwards	(555)	333	(957)
Other reconciling items	4	(38)	460
Effective income tax (expense) / benefit	1,492	(2,778)	1,924
Effective tax rate in %	1.74%	6.82%	(115.46)%

The permanent differences in 2024 are mainly related to the Listing Expenses (non-tax deductible) amounting to €20,862 thousand.

The deferred tax assets (“DTA”) and deferred tax liabilities (“DTL”) relate to the following line items of the Consolidated Statement of Financial Position are summarized below:

	2024		2023
in € thousand	DTA	DTL	DTA	DTL
Intangible assets	1,775	(4,181)	1,843	(4,193)
Property, plant and equipment including right-of-use assets	55	(2,279)	155	(2,542)
Financial assets	64	(17)	1,630	(235)
Non-current assets	1,893	(6,477)	3,628	(6,970)
Inventories	2,492	—	220	(598)
Trade receivables and other receivables	165	(327)	149	(3,985)
Other current assets	4	—	—	(956)
Cash and cash equivalents	—	(276)	13	(44)
Current assets	2,660	(669)	382	(5,584)
Non-current financial liabilities	—	(5)	17	(7,433)
Provisions for pensions	84	—	140	(67)
Non-current provisions	—	(158)	60	(257)
Non-current lease liabilities	2,326	—	2,596	—
Others	1	(129)	—	—
Non-current liabilities	2,411	(292)	2,813	(7,757)
Current financial liabilities	983	—	3,803	(575)
Current contract liabilities	105	(2,293)	1,525	—
Trade payables and other liabilities	278	(22)	1,600	(665)
Other current liabilities	1,244	—	1,104	(30)
Current lease liabilities	226	—	210	—
Current provisions	0	(1,909)	230	(1,727)
Current liabilities	2,836	(4,224)	8,472	(2,998)
Tax loss carryforwards (CIT)	1,857	—	3,408	—
Tax loss carryforwards (Trade tax)	1,168	—	2,759	—
Tax loss carryforwards (Other income tax)	2	—	—	—
Deferred taxes (before offsetting)	12,828	(11,662)	21,463	(23,308)
Offsetting	(10,144)	10,144	(18,920)	18,920
Deferred taxes (after offsetting)	2,684	(1,518)	2,543	(4,388)
of which recognized in P/L	—	1,864	—	(1,735)
of which recognized in OCI	—	13	—	(7)
of which recognized in Equity	—	1,031	—	(52,923)
of which currency translation adjustments	—	104	—	(194)

The OCI movement of deferred taxes is entirely attributed to “Provisions for pensions” and the equity movement is mainly attributed to transaction costs (IAS 32.35).

No deferred tax assets were recognized for the following tax attributes (gross):

	2024	2023	2022
in € thousand	Tax Base	Tax Base	Tax Base
Deductible temporary differences	22,730	41,498	34,149
Tax loss carryforwards (CIT)	124,018	91,405	108,229
Tax loss carryforwards (Trade tax)	88,897	49,147	65,308
Interest carryforwards	36,927	35,229	36,956

The maturities of the tax loss carryforwards for which no deferred tax assets were recognized are as follows:

	2024	2023	2022
in € thousand	Tax Base	Tax Base	Tax Base
Up to 5 years	3,646	2,685	5,107
Up to 10 years	4,688	1,772	1,064
Up to 15 years	2,348	4,508	5,187
Unlimited	239,160	131,586	162,177

The reported tax loss and interest carryforwards mainly relate to the German SCHMID entities and can be carried forward indefinitely (German minimum taxation rules and interest stripping rules apply), however, they may be subject to restrictions of the German change in ownership rules (Sec. 8c Körperschaftsteuergesetz) going forward.

Most of SCHMID’s non-German entities neither have any taxable temporary difference exceeding deductible temporary differences, nor a positive profit-forecast and nor any tax planning opportunities and documentation available that could partly support the recognition of these tax attributes as deferred tax assets. On this basis, SCHMID has determined that it cannot recognize deferred tax assets on the majority of tax attributes carried forward.

Taxable temporary differences associated with investments in entities, branches and associates and interests in joint arrangements in the amount of €483 thousand as of December 31, 2024 (December 31, 2023: €935 thousand) have not been recognized.

Deferred tax assets exceeding deferred tax liabilities in the amount of €2,684 thousand as of December 31, 2024 (December 31, 2023: €522 thousand) for companies that generated a loss in the current or previous period were recognized as these are considered to be recoverable based on the positive profit for financial year 2025.

SCHMID Group N.V. is not subject to the Minimum Tax Act in the 2024 financial year, as the turnover limits of Section 1 MinStG are not met.